Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Lease Liabilities [Abstract]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment	Carrying amount of right-of-use assets presented within property, plant and equipment
	Leasehold premises	Plant and machinery	Total	Total
	RM	RM	RM	USD
At July 1, 2022	1,577,695	2,854,293	4,431,988	939,837
Addition	532,423	-	532,423	112,904
Depreciation	(616,206)	(348,516)	(964,722)	(204,577)
At June 30, 2023	1,493,912	2,505,777	3,999,689	848,164
Depreciation	(458,923)	(348,515)	(807,438)	(171,223)
At June 30, 2024	1,034,989	2,157,262	3,192,251	676,941

Schedule of Lease liabilities	The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the financial statements, and the maturity analysis of lease liabilities is disclosed in Note 21.
	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Current	1,206,845	1,228,069	260,421
Non-current	2,332,121	1,104,051	234,122
	3,538,966	2,332,120	494,543

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Depreciation of right-of-use assets	647,746	964,722	807,438	171,223
Interest expense on lease liabilities (Note 14)	232,582	210,365	182,280	38,654
Short-term lease expenses (Note 17)	344,031	397,636	62,689	13,293
	1,224,359	1,572,723	1,052,407	223,170